Revision of Previously-Issued Financial Statements (Details) - Schedule of condensed statement of operations - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
Net Income (Loss)				$ 5,982,340	$ 5,128,650
As Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Operational Costs	$ 824,081	$ 2,022,164	$ 2,508,476
Net Income (Loss)	2,025,986	3,321,266	6,726,111
Adjusted [Member]
Condensed Income Statements, Captions [Line Items]
Operational Costs	(205,869)	(205,869)	(205,869)
Net Income (Loss)	205,869	205,869	205,869
As Restated [Member]
Condensed Income Statements, Captions [Line Items]
Operational Costs	618,212	1,816,295	2,302,607
Net Income (Loss)	$ 2,231,855	$ 3,527,135	$ 6,931,980
Class A Ordinary Shares [Member]
Condensed Income Statements, Captions [Line Items]
Net Income (Loss) per shares, Basic				$ 0.14	$ 0.14
Net Income (Loss) per shares, Diluted				0.14	0.14
Class A Ordinary Shares [Member] | As Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Net Income (Loss) per shares, Basic	$ 0.05	$ 0.08	$ 0.16
Net Income (Loss) per shares, Diluted	0.05	0.08	0.16
Class A Ordinary Shares [Member] | As Restated [Member]
Condensed Income Statements, Captions [Line Items]
Net Income (Loss) per shares, Basic	0.05	0.08	0.16
Net Income (Loss) per shares, Diluted	0.05	0.08	0.16
Class B Ordinary Shares [Member]
Condensed Income Statements, Captions [Line Items]
Net Income (Loss) per shares, Basic				0.14	0.14
Net Income (Loss) per shares, Diluted				$ 0.14	$ 0.14
Class B Ordinary Shares [Member] | As Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Net Income (Loss) per shares, Basic	0.05	0.08	0.16
Net Income (Loss) per shares, Diluted	0.05	0.08	0.16
Class B Ordinary Shares [Member] | As Restated [Member]
Condensed Income Statements, Captions [Line Items]
Net Income (Loss) per shares, Basic	0.05	0.08	0.16
Net Income (Loss) per shares, Diluted	$ 0.05	$ 0.08	$ 0.16